Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2025
Financial risk management objectives and policies
Financial risk management objectives and policies

28 Financial risk management objectives and policies

The Group’s principal financial instruments, other than derivatives, comprise bank overdrafts, loans and other borrowings, lease liabilities, current and non-current investments, cash and short-term deposits. The main purpose of these financial instruments is to manage the Group’s funding and liquidity requirements. The Group has other financial assets and liabilities such as trade receivables and trade payables, which arise directly from its operations.

The principal financial risks to which the Group is exposed are those of liquidity, interest rate, foreign currency and credit. Each of these is managed in accordance with Board-approved policies. These policies, together with the Group's approach to capital management, are set out below.

Capital management

The capital structure of the Group consists of Shareholders’ equity (Note 24), Debt (Note 19), Other current investments (Note 13) and Cash (Note 18). For the foreseeable future, the Board will maintain a capital structure that supports the Group’s strategic objectives through:

>	managing funding and liquidity risk
>	optimising shareholder return
>	maintaining a strong, investment-grade credit rating.

The Group utilises factoring arrangements and bank acceptance draft discounting for selected trade receivables. These arrangements qualify for full derecognition of the associated trade receivables under IFRS 9 ‘Financial Instruments’. Amounts due on invoices that have not been factored at year end, from customers that are subject to these arrangements, are disclosed in Note 17.

Funding and liquidity risk are reviewed regularly by the Board and managed in accordance with the policies described below.

The Board regularly reviews its shareholders’ distribution policy, which comprises a regular cash dividend and potentially a share repurchase component. No share repurchases have been made since 2012.

The Group’s net debt position (loans and borrowings net of Cash and cash equivalents, Other investments and Derivative financial instruments) has decreased by $1,196m from a net debt position of $24,570m at the beginning of the year to a net debt position of $23,374m at 31 December 2025. Gross debt decreased from $30,295m to $29,622m, principally due to the repayment of $2,029m debt, partially offset by an increase of $692m resulting from foreign currency movements.

Liquidity risk

The Board reviews the Group’s ongoing liquidity risks annually as part of the planning process and on an ad hoc basis. The Board considers short-term requirements against available sources of funding, taking into account forecast cash flows. The Group manages liquidity risk by maintaining access to a number of sources of funding which are sufficient to meet anticipated funding requirements. Specifically, the Group uses US and European commercial paper, bank loans, committed bank facilities and cash resources to manage short-term liquidity and manages long-term liquidity by raising funds through the capital markets. At 31 December 2025, the Group was assigned short-term credit ratings of P-1 by Moody’s and A-1 by Standard and Poor’s. The Group’s long-term credit rating was A1 by Moody’s and A+ by Standard and Poor’s.

In addition to Cash and cash equivalents of $5,711m, short-term fixed income investments of $8m, less overdrafts of $13m at 31 December 2025, the Group has committed bank facilities of $4,875m available to manage liquidity. These committed bank facilities have no financial covenants. The Group regularly monitors the credit standing of the banks providing the facilities and currently does not anticipate any issue with drawing on the committed facilities should this be necessary. Advances under these facilities currently bear an interest rate per annum based on Secured Overnight Financing Rate (SOFR), plus a margin.

At 31 December 2025, the Group has $5,733m outstanding from debt issued under a Euro Medium Term Note programme and $21,369m under an SEC-registered programme. The funds made available under these facility agreements may be used for the general corporate purposes of the Group.

The maturity profile of the anticipated future contractual cash flows including interest in relation to the Group’s financial liabilities, on an undiscounted basis, which therefore differs from both the carrying value and fair value, is as follows:

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other	Bonds and	Lease	and other	financial	instruments	instruments	financial
	loans	bank loans	liabilities	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	345	3,045	396	22,501	26,287	(16,227)	16,282	55	26,342
In one to two years	–	3,437	345	1,086	4,868	(207)	250	43	4,911
In two to three years	–	3,670	266	105	4,041	(917)	956	39	4,080
In three to four years	–	3,978	170	750	4,898	(941)	1,044	103	5,001
In four to five years	–	3,780	117	–	3,897	(627)	489	(138)	3,759
In more than five years	–	19,929	406	–	20,335	(2,437)	2,583	146	20,481
	345	37,839	1,700	24,442	64,326	(21,356)	21,604	248	64,574
Effect of interest	(15)	(9,173)	–	–	(9,188)	808	(1,068)	(260)	(9,448)
Effect of discounting, fair values and issue costs	–	(153)	(248)	(207)	(608)	36	(95)	(59)	(667)
31 December 2024	330	28,513	1,452	24,235	54,530	(20,512)	20,441	(71)	54,459

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other	Bonds and	Lease	and other	financial	instruments	instruments	financial
	loans	bank loans	liabilities	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	669	3,495	450	25,282	29,896	(17,182)	17,205	23	29,919
In one to two years	–	3,784	388	473	4,645	(1,031)	944	(87)	4,558
In two to three years	–	4,097	292	1,425	5,814	(1,052)	1,035	(17)	5,797
In three to four years	–	3,898	199	508	4,605	(637)	481	(156)	4,449
In four to five years	–	3,368	156	166	3,690	(849)	1,516	667	4,357
In more than five years	–	16,906	599	–	17,505	(1,913)	2,596	683	18,188
	669	35,548	2,084	27,854	66,155	(22,664)	23,777	1,113	67,268
Effect of interest	(25)	(8,223)	–	–	(8,248)	752	(2,370)	(1,618)	(9,866)
Effect of discounting, fair values and issue costs	–	(150)	(281)	(195)	(626)	10	(12)	(2)	(628)
31 December 2025	644	27,175	1,803	27,659	57,281	(21,902)	21,395	(507)	56,774

It is not expected that the cash flows in the maturity profile could occur significantly earlier or at significantly different amounts, with the exception of $550m of Contingent consideration held within Trade and other payables (see Note 20).

Market risk

Interest rate risk

The Group maintains a Board-approved mix of fixed and floating rate debt and uses underlying debt, interest rate swaps and forward rate agreements to manage this mix.

The majority of surplus cash is currently invested in US dollar liquidity funds.

The interest rate profile of the Group’s interest-bearing financial instruments is set out below. In the case of current and non-current financial liabilities, the profile includes the impact of interest rate swaps which convert the debt to floating rate.

			2025			2024
	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total
	$m	$m	$m	$m	$m	$m
Financial liabilities
Current	2,842	644	3,486	2,346	330	2,676
Non-current	24,502	1,634	26,136	26,151	1,468	27,619
Total	27,344	2,278	29,622	28,497	1,798	30,295
Financial assets
Cash collateral pledged to counterparties	–	22	22	–	129	129
Cash and cash equivalents	–	5,711	5,711	–	5,488	5,488
Total	–	5,733	5,733	–	5,617	5,617

In addition to the financial assets above, there are $13,988m (2024: $11,115m) of other current and non-current asset investments and other financial assets.

The Group is also exposed to market risk on other investments.

	2025	2024
	$m	$m
Equity securities at fair value through Other comprehensive income (Note 13)	2,212	1,632
Equity securities at fair value through profit and loss (Note 13)	11	–
Total	2,223	1,632

Foreign currency risk

The US dollar is the Group’s most significant currency. As a consequence, the Group results are presented in US dollars and exposures are managed against US dollars accordingly.

Translational

Approximately 59% of Group Total Revenue in 2025 was denominated in currencies other than the US dollar, while a significant proportion of manufacturing and research and development costs were denominated in pound sterling and Swedish krona. Surplus cash generated by business units is substantially converted to, and held centrally in, US dollars. As a result, operating profit and total cash flow in US dollars will be affected by movements in exchange rates. This currency exposure is managed centrally, based on forecast cash flows. The impact of movements in exchange rates is mitigated significantly by the correlations which exist between the major currencies to which the Group is exposed and the US dollar. Monitoring of currency exposures and correlations is undertaken on a regular basis and hedging is subject to pre-execution approval.

As at 31 December 2025, before the impact of derivatives or other forms of hedging, the Group held $564m of interest-bearing loans and borrowings denominated in pound sterling and $5,620m denominated in euros.

Hedging arrangements for these loans are summarised in the table below:

			2025			2024
	Euro	Pound sterling		Euro	Pound sterling
	denominated	denominated	Total	denominated	denominated	Total
	$m	$m	$m	$m	$m	$m
Interest-bearing loans
In a net investment hedge[1]	936	469	1,405	829	438	1,267
In a cash flow hedge[2]	2,694	–	2,694	2,387	–	2,387
In a fair value hedge[2]	1,634	–	1,634	1,468	–	1,468
Not in a designated IFRS 9 hedge	356	95	451	192	110	302
Total	5,620	564	6,184	4,876	548	5,424

1	Hedges of underlying net euro and pound sterling investments of the same amount as the loan.
2	Loans in cash flow and fair value hedges are hedged by cross-currency swaps of the same notional value as the loan.

For further details of all designated hedging relationships, please refer to the Hedge accounting section within this Note 28, from page 176. The accounting treatment for any hedge ineffectiveness is disclosed in the Bank and other borrowings accounting policy from page 134 and the Foreign currencies accounting policy on page 135 within Group Accounting Policies.

As at 31 December 2025, the Group operates in three countries designated as hyperinflationary, being Argentina, Venezuela and Turkey. The foreign exchange risk of these markets has been assessed and deemed to be immaterial.

Transactional

The Group aims to hedge all its forecasted major transactional currency exposures on working capital balances, which typically extend for up to three months. Where practicable, these are hedged using forward foreign exchange contracts. In addition, external dividend payments in pound sterling to UK shareholders and in Swedish krona to Swedish shareholders are fully hedged from announcement date to payment date. Foreign exchange gains and losses on forward contracts transacted for transactional hedging are taken to profit and loss or to Other comprehensive income if the contract is in a designated cash flow hedge.

Sensitivity analysis

The sensitivity analysis set out below summarises the sensitivity of the market value of our financial instruments to hypothetical changes in market rates and prices. The range of variables chosen for the sensitivity analysis reflects our view of changes which are reasonably possible over a one-year period. Market values are the present value of future cash flows based on market rates and prices at the valuation date. For long-term debt, an increase in interest rates results in a decline in the fair value of debt.

The sensitivity analysis assumes an instantaneous 100 basis point change in interest rates in all currencies from their levels at 31 December 2025, with all other variables held constant. Based on the composition of our debt portfolio and cash reserves as at 31 December 2025, a 1% increase in interest rates would result in an additional $23m in interest expense on the debt and an additional $57m interest income on the cash reserves.

The exchange rate sensitivity analysis assumes an instantaneous 10% change in foreign currency exchange rates from their levels at 31 December 2025, with all other variables held constant. The +10% case assumes a 10% strengthening of the US dollar against all other currencies and the -10% case assumes a 10% weakening of the US dollar.

Each incremental 10% movement in foreign currency exchange rates would have approximately the same effect as the initial 10% detailed in the table below and each incremental 1% change in interest rates would have approximately the same effect as the 1% detailed in the table below.

		Interest rates		Exchange rates
31 December 2024	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,407	(1,561)	11	(20)
Impact on profit: (loss)/gain ($m)	–	–	(117)	133
Impact on equity: gain/(loss) ($m)	–	–	128	(152)

		Interest rates		Exchange rates
31 December 2025	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,266	(1,406)	88	(111)
Impact on profit: (loss)/gain ($m)	–	–	(13)	16
Impact on equity: gain/(loss) ($m)	–	–	101	(126)

Credit risk

The Group is exposed to credit risk on financial assets, such as cash investments, derivative instruments, and Trade and other receivables. The Group was also exposed in its Net asset position to its own credit risk in respect of the 2023 debentures which were accounted for at FVPL. Under IFRS 9, the effect of the losses and gains arising from own credit risk on the fair value of bonds designated at FVPL are recorded in Other comprehensive income.

Financial counterparty credit risk

The majority of the Group’s cash is centralised within the Group treasury entity and is subject to counterparty risk on the principal invested. The level of the Group’s cash investments and hence credit risk will depend on the cash flow generated by the Group and the timing of the use of that cash. The credit risk is mitigated through a policy of prioritising security and liquidity over return and, as such, cash is only invested in high credit-quality investments. Counterparty limits are set according to the assessed risk of each counterparty and exposures are monitored against these limits on a regular basis.

The Group’s principal financial counterparty credit risks at 31 December were as follows:

Current assets

	2025	2024
	$m	$m
Cash at bank and in hand	1,332	1,215
Money market liquidity funds	4,224	4,177
Other short-term cash equivalents	155	96
Total Cash and cash equivalents (Note 18)	5,711	5,488
Fixed income securities at fair value through profit or loss (Note 13)	8	37
Cash collateral pledged to counterparties (Note 13)	22	129
Total derivative financial instruments (Note 14)	90	54
Current assets subject to credit risk	5,831	5,708

Non-current assets

	2025	2024
	$m	$m
Derivative financial instruments (Note 14)	498	182
Non-current assets subject to credit risk	498	182

The majority of the Group’s cash is invested in US dollar AAA-rated money market liquidity funds. The money market liquidity fund portfolios are managed by six external third-party fund managers to maintain an AAA rating. The Group’s investments represent no more than 15% of each overall fund value. There were no other significant concentrations of financial credit risk at the reporting date.

All financial derivatives are transacted with commercial banks, in line with standard market practice. The Group has agreements with some bank counterparties whereby the parties agree to post cash collateral, for the benefit of the other, equivalent to the market valuation of the derivative positions above a predetermined threshold. The carrying value of such cash collateral held by the Group at 31 December 2025 was $473m (2024: $181m) and the carrying value of such cash collateral posted by the Group at 31 December 2025 was $22m (2024: $129m). Cash collateral held by the Group is unencumbered.

The impairment provision for other financial assets at 31 December 2025 was immaterial (2024: immaterial).

Offsetting of financial assets and liabilities

Financial assets and liabilities are offset and the net amount reported in the Consolidated Statement of Financial Position where there is both a legally enforceable right and an intention to settle the balances on a net basis. There are also arrangements that would not normally meet the requirement for offsetting but may be offset in certain circumstances such as the termination of a contract or bankruptcy.

The tables below show the impact on the Consolidated Statement of Financial Position if all offset rights were exercised by the Group or its financial counterparties.

		Related amounts not offset
	Gross financial	Subject to master	Financial	Net
	assets/(liabilities)	netting agreement	instrument collateral	amount
31 December 2024	$m	$m	$m	$m
Financial assets
Derivatives	236	(45)	(169)	22
Other investments[1]	129	–	(112)	17
Total assets	365	(45)	(281)	39

Financial liabilities
Derivatives	(165)	45	112	(8)
Other payables[1]	(181)	–	169	(12)
Total liabilities	(346)	45	281	(20)

		Related amounts not offset
	Gross financial	Subject to master	Financial	Net
	assets/(liabilities)	netting agreement	instrument collateral	amount
31 December 2025	$m	$m	$m	$m
Financial assets
Derivatives	588	(63)	(448)	77
Other investments[1]	22	–	(17)	5
Total assets	610	(63)	(465)	82

Financial liabilities
Derivatives	(81)	63	17	(1)
Other payables[1]	(473)	–	448	(25)
Total liabilities	(554)	63	465	(26)

1	Balances are collateral pledged/received.

Trade receivables

Trade receivable exposures are managed locally in the operating units where they arise and credit limits are set as deemed appropriate for the customer. The Group is exposed to customers ranging from government-backed agencies and large private wholesalers to privately-owned pharmacies, and the underlying local economic and sovereign risks vary throughout the world. Where appropriate, the Group endeavours to minimise risks by the use of trade finance instruments such as letters of credit and insurance. The Group applies the expected credit loss approach to establish an allowance for impairment that represents its estimate of expected losses in respect of Trade receivables.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance to Trade receivables. To measure expected credit losses, Trade receivables have been grouped based on shared credit characteristics and the days past due.

The expected loss rates are based on payment profiles over a period of 36 months before 31 December 2025 or 31 December 2024 respectively and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customer to settle the receivables.

On that basis, the loss allowance was determined as follows:

		0-90 days	90-180 days	Over 180 days
31 December 2024	Current	past due	past due	past due	Total
Expected loss rate	0.01%	0.6%	3.5%	7.0%
Gross carrying amount ($m)	7,679	171	86	399	8,335
Loss allowance ($m)	1	1	3	28	33

		0-90 days	90-180 days	Over 180 days
31 December 2025	Current	past due	past due	past due	Total
Expected loss rate	0.03%	1.8%	3.9%	10.8%
Gross carrying amount ($m)	9,529	272	128	360	10,289
Loss allowance ($m)	3	5	5	39	52

Trade receivables are written off where there is no reasonable expectation of recovery.

Impairment losses on Trade receivables are presented as net impairment losses within Operating profit, any subsequent recoveries are credited against the same line.

In the US, sales to three wholesalers accounted for approximately 78% (2024: 74%; 2023: 80%) of US sales.

The movements of the Group expected credit losses provision are as follows:

	2025	2024	2023
	$m	$m	$m
At 1 January	33	45	59
Net movement recognised in the Consolidated Statement of Comprehensive Income	20	(3)	(14)
Amounts utilised, exchange and other movements	(1)	(9)	–
At 31 December	52	33	45

Given the profile of our customers, including large wholesalers and government-backed agencies, no further credit risk has been identified with the Trade receivables not past due other than those balances for which an allowance has been made.

Hedge accounting

The Group uses foreign currency borrowings, foreign currency forwards and swaps, currency options, interest rate swaps and cross-currency interest rate swaps for the purpose of hedging its foreign currency and interest rate risks. The Group may designate certain financial instruments as fair value hedges, cash flow hedges or net investment hedges in accordance with IFRS 9. Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. Sources of hedge effectiveness will depend on the hedge relationship designation but may include:

>	a significant change in the credit risk of either party to the hedging relationship
>	a timing mismatch between the hedging instrument and the hedged item
>	movements in foreign currency basis spread for derivatives in a fair value hedge
>	a significant change in the value of the foreign currency-denominated net assets of the Group in a net investment hedge.

The hedge ratio for each designation will be established by comparing the quantity of the hedging instrument and the quantity of the hedged item to determine their relative weighting. For all of the Group’s existing hedge relationships, the hedge ratio has been determined as 1:1. Designated hedges are expected to be effective and therefore the impact of ineffectiveness on profit and loss is not expected to be material. The accounting treatment for fair value hedges and debt designated as FVPL is disclosed in the Bank and other borrowings accounting policy in the Group Accounting Policies section from page 134.

The following table represents the Group’s continuing designated hedge relationships under IFRS 9.

2023

			Other comprehensive income
					Fair value
			Opening	Fair value	(gain)/loss	Closing
			balance	(gain)/loss	recycled to	balance
	Nominal	Carrying	1 January	deferred	the Income	31 December	Average	Average
	amounts in	value	2023	to OCI	statement	2023	maturity	USD FX	Average pay
	local currency	$m	$m	$m	$m	$m	year	rate	interest rate
Cash flow hedges – foreign currency and interest rate risk[1,3]
Cross-currency interest rate swaps – Euro bonds	EUR 3,200m	49	34	(210)	139	(37)	2027	1.10	USD 3.80%
FX Forwards − short-term FX risk	USD 2,009m	15	12	(33)	6	(15)	2024	–	–
Net investment hedge – foreign exchange risk[2,3]
Transactions matured pre-2023		–	(527)	–	–	(527)	–	–	–
Cross-currency interest rate swap – JPY investment	JPY 58.3bn	100	(55)	(45)	–	(100)	2029	108.03	JPY 1.53%
Cross-currency interest rate swap – CNY investment	CNY 458m	(1)	4	(3)	–	1	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	444	(288)	24	–	(264)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[5]	EUR 800m	881	(102)	33	–	(69)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 1,937m	(1,937)	2,216	(81)	–	2,135	–	–	–

2024

			Other comprehensive income
					Fair value
			Opening	Fair value	(gain)/loss	Closing
			balance	(gain)/loss	recycled to	balance
	Nominal	Carrying	1 January	deferred	the Income	31 December	Average	Average
	amounts in	value	2024	to OCI	statement	2024	maturity	USD FX	Average pay
	local currency	$m	$m	$m	$m	$m	year	rate	interest rate
Cash flow hedges – foreign currency and interest rate risk[1,3]
Cross-currency interest rate swaps – Euro bonds	EUR 2,300m	(36)	(37)	151	(180)	(66)	2029	1.08	USD 4.24%
FX Forwards − short-term FX risk	USD 2,252m	4	(15)	8	3	(4)	2025	–	–
Net investment hedge – foreign exchange risk[2,3]
Transactions matured pre-2024		–	(527)	–	–	(527)	–	–	–
Cross-currency interest rate swap – JPY investment	JPY 58.3bn	146	(100)	(45)	–	(145)	2029	108.03	JPY 1.53%
Cross-currency interest rate swap – CNY investment	CNY 458m	2	1	(4)	–	(3)	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	438	(264)	(7)	–	(271)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[5]	EUR 800m	829	(69)	(52)	–	(121)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 1,367m	(1,367)	2,135	181	–	2,316	–	–	–

2025

			Other comprehensive income
					Fair value
			Opening	Fair value	(gain)/loss	Closing
			balance	(gain)/loss	recycled to	balance
	Nominal	Carrying	1 January	deferred	the Income	31 December	Average	Average
	amounts in	value	2025	to OCI	statement	2025	maturity	USD FX	Average pay
	local currency	$m	$m	$m	$m	$m	year	rate	interest rate
Cash flow hedges – foreign currency and interest rate risk[1,3,4]
Cross-currency interest rate swaps – Euro bonds	EUR 2,300m	203	(66)	(242)	305	(3)	2029	1.08	USD 4.24%
FX Forwards − short-term FX risk	USD 1,769m	6	(4)	(11)	9	(6)	2026	–	–
Net investment hedge – foreign exchange risk[2,3]
Transactions matured pre-2025		–	(527)	–	–	(527)	–	–	–
Cross-currency interest rate swap – JPY investment	JPY 58.3bn	171	(145)	(26)	–	(171)	2029	108.03	JPY 1.53%
Cross-currency interest rate swap – CNY investment	CNY 458m	2	(3)	1	–	(2)	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	469	(271)	31	–	(240)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[5]	EUR 800m	936	(121)	106	–	(15)	2029	n/a	EUR 0.38%
Contingent consideration liabilities – AZUK and AZAB USD investments	USD 323m	(323)	2,316	(155)	–	2,161	–	–	–

1	Hedge ineffectiveness recognised on swaps designated in a cash flow hedge during the period was $nil (2024: $nil; 2023: $nil).
2	Hedge ineffectiveness recognised on swaps designated in a net investment hedge during the period was $nil (2024: $nil; 2023: $nil).
3	Fair value movements on cross-currency interest rate swaps in cash flow hedge and net investment hedge relationships are shown inclusive of the impact of costs of hedging.
4	Nominal amount of FX forwards in a cash flow hedge of $1,769m represents the USD equivalent notional of the FX forwards. By currency, the nominal amounts were SEK 8,319m at FX rate 9.2158, JPY 14,730m at 156.57, GBP 243m at 0.7430, CNY 1,926m at 6.9901 and EUR 144m at 0.9605. All FX forwards in a cash flow hedge mature on 27 January 2026.
5	The EUR 800m 0.375% 2029 Non-callable bond is designated in a net investment hedge of the foreign currency exposure in relation to an equivalent amount of EUR-denominated net assets.

Key controls applied to transactions in derivative financial instruments are to use only instruments where good market liquidity exists, to revalue all financial instruments regularly using current market rates and to sell options only to offset previously purchased options or as part of a risk management strategy. The Group is not a net seller of options, and does not use derivative financial instruments for speculative purposes.

The table below summarises the change in the fair value of hedging instruments and the hedged item designated in a fair value hedging relationship used to calculate ineffectiveness in the period.

		Change in fair value	Change in fair value	Hedge
	Nominal	of hedging instrument	of hedged item	ineffectiveness
	amounts in	used to calculate	used to calculate	recognised in
As at 31 December 2024	currency	ineffectiveness	ineffectiveness	profit and loss
Interest rate and foreign currency risk on finance debt	EUR 1,400m	(56)	54	(2)

		Change in fair value	Change in fair value	Hedge
	Nominal	of hedging instrument	of hedged item	ineffectiveness
	amounts in	used to calculate	used to calculate	recognised in
As at 31 December 2025	currency	ineffectiveness	ineffectiveness	profit and loss
Interest rate and foreign currency risk on finance debt	EUR 1,400m	172	(168)	4